Significant Components of Deferred Taxes (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Current
Allowance for doubtful accounts	$ 24	147	53
Accrued salary and welfare	1,121	6,784	3,589
Accrued expenses	728	4,415	1,403
Contingent consideration payables-current	494	2,984	3,498
Capital lease	615	3,720	0
Deferred government grant	25	153	67
Valuation allowance	(64)	(387)	(25)
Net current deferred tax assets	2,943	17,816	8,585
Non-current
Tax losses	1,256	7,606	8,586
Property and equipment	1,643	9,947	7,102
Deferred government grant	694	4,202	4,540
Contingent consideration payables-non current	122	740	883
Valuation allowance	(1,378)	(8,346)	(9,880)
Net non-current deferred tax assets	2,337	14,149	11,231
Total deferred tax assets	5,280	31,965	19,816
Current
Interest income from financial instruments	515	3,115	0
Non-current
Intangible assets	7,561	45,770	41,736
Property and equipment	4,666	28,245	0
Capitalized interest expense	756	4,578	2,930
Net non-current deferred tax liabilities	12,983	78,593	44,666
Total deferred tax liabilities	$ 13,498	81,708	44,666